Stock options and other stock-based plans (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		8,000,000
Allocated Share-based Compensation Expense	$ 6,179	$ 14,283	$ 12,468
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Ending Balance			$ 35.99
Employee Stock Option [Member]
Allocated Share-based Compensation Expense	352	2,094	2,705
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		47.79%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.38%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Ending Balance		$ 10.97
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		2,409
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 7 days
Share units [Member]
Allocated Share-based Compensation Expense	5,827	12,189	9,763
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		56.16%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.17%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Ending Balance		$ 30.72
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 16,590
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		1 year 10 months 10 days
Share Based Compensation Arrangement by Share Based Payment Award Equity Instruments Other than Options Subject to Market and Service Conditions		389,685	66,428
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	127,009	410,549	322,912
PSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		54,876
PSU's [Member] | Awards Granted Prior to 1 January 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		160,674	83,218
Share Based Compensation Arrangement by Share Based Payment Award Payout Factor Percentage		0.00%	200.00%